Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jul. 01, 2012 Associate	Jul. 03, 2011	Jun. 27, 2010	Jun. 28, 2009	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts	$ (116,000)		$ 421,000
Recovery of provision for doubtful accounts	(116,000)		421,000
Percentage of associate represent by labor union	8.70%
Shares of common stock available for grant	170,743
Organization and Summary of Significant Accounting Policies (Textual) [Abstract]
Maximum maturity of short-term investments classified as cash equivalents	3 months
Mexican peso contract: contract end date	Jul. 06, 2012
Effective period of additional Mexican peco contract	Additional contracts that are effective July 6, 2012 through June 28, 2013
Gross balance of the repair and maintenance supply parts inventory	1,900,000	2,100,000
Goodwill impairment charge			223,000
Remaining useful life of intangible assets	5 years 4 months 24 days
Intangible amortization expense	99,000	99,000	99,000
Estimated intangible amortization expense Year one	99,000
Estimated intangible amortization expense Year two	99,000
Estimated intangible amortization expense Year three	99,000
Estimated intangible amortization expense Year four	99,000
Estimated intangible amortization expense Year five	99,000
Depreciation expense	6,700,000	6,500,000	7,000,000
Property, plant and equipment impairment	0	0	0
Number of full time associates	2,507
Number of associates represented by labor union	217
Research and development expenditures	1,200,000	1,500,000	900,000
Per individual per calendar year health coverage stop loss limit	150,000	150,000	150,000	150,000
Maximum life-time health insurance benefit per individual					2,000,000
Warranty provision resulting from specific customer warranty claim		1,150,000
Warranty provision resulting from specific customer warranty claim, paid	205,000
Warranty provision resulting from specific customer warranty claim, accrued	895,000
Unrecognized compensation cost related to stock options	695,000
Cash received from option exercises	28,000	28,000
Income tax benefit from options exercised	9,000	18,000
Assumed dividends in grant date fair value calculations			0
Stock Options [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted average period over which unrecognized compensation is expected to be recognized	10 months
Restricted Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock options vest after date of grant	3 years
Unrecognized compensation cost related to to restricted stock grants	466,000
Weighted average period over which unrecognized compensation is expected to be recognized	11 months
Omnibus Stock Incentive Plan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Shares of common stock available for grant	1,700,000
Shares of common stock available for grant	170,743
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	15 years
Options expires after the grant date	10 years
Maximum [Member] | Stock Options [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock options vest after date of grant	4 years
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	12 years
Options expires after the grant date	5 years
Minimum [Member] | Stock Options [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock options vest after date of grant	1 year
Chrysler LLC's and General Motors Corporation's [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts				500,000
Recovery of provision for doubtful accounts			$ 421,000
Currency buy sell under contract one [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	11.85	11.85
Currency buy sell under contract two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	12.85	12.85
Currency buy sell under contract three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	12.40
Currency buy sell under contract four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	13.40